Retirement Benefits - Weighted Average Durations of Defined Benefit Plans (Detail)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Lump-sum severance indemnity plans [member]
Disclosure of defined benefit plans [Line Items]
Weighted average durations of defined benefit plans	10 years 6 months	12 years 8 months 12 days	12 years 9 months 18 days
Defined benefit pension plans [member]
Disclosure of defined benefit plans [Line Items]
Weighted average durations of defined benefit plans	17 years 6 months	18 years 10 months 24 days	18 years 10 months 24 days